Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination
Income/(loss) before income taxes and noncontrolling interest	$ 5,274	$ 211	$ 236
One-off income tax benefit in deferred income tax	(4,554)	35	(348)
Accumulated benefit from tax loss carry-forward	2,030	2,013
Merge of subsidiaries
Income Tax Examination
Income/(loss) before income taxes and noncontrolling interest	(43,475)
One-off income tax benefit in deferred income tax	$ 4,209
Argentina
Income Tax Examination
Corporate income tax rate	35.00%
Brazil
Income Tax Examination
Corporate income tax rate	34.00%
Paraguay
Income Tax Examination
Corporate income tax rate	10.00%